Investments Accounted for Using Equity Method - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Detail) - Level 1 [member] - TWD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 36,812.9	$ 27,621.3
Global Unichip Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	11,251.8	9,617.7
Xintec Inc. [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 8,958.2	$ 3,783.6